Other Investments	12 Months Ended
Dec. 31, 2022
Other Investments
Other Investments

Note 9.  Other Investments

The Company purchases, from time to time, interests in various limited partnerships established to acquire, own and rent residential housing for low and moderate income residents of northeastern and central Vermont.  The tax credits from these investments were $389,911 and $468,054 for the years ended December 31, 2022 and 2021, respectively.  Expenses related to amortization of the investments in the limited partnerships are recognized as a component of income tax expense, and were $268,714 and $363,048 for 2022 and 2021, respectively.  The carrying values of the limited partnership investments were $4,394,959 and $2,062,673 at December 31, 2022 and 2021, respectively, and are included in Other assets.

The Bank has a one-third ownership interest in a non-depository trust company, CFSG, based in Newport, Vermont, which is held indirectly through CFS Partners, a Vermont LLC that owns 100% of the LLC equity interests of CFSG.  The Bank accounts for its investment in CFS Partners under the equity method of accounting.  The Company's investment in CFS Partners, included in Other assets, amounted to $3,756,994 and $3,172,023 as of December 31, 2022 and 2021, respectively.  The Company recognized income of $584,971 and $951,605 for 2022 and 2021, respectively, through CFS Partners from the operations of CFSG.